Details of Significant Accounts - Share-based payment - Share Incentive Stock Option Plan (Details) - Share Incentive Plan - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based payment arrangements
Number of stock options authorized under the plan		30,000,000
Number of Perfect Common Share that each stock option holder is entitled	1	1
Exercise price	$ 3.95
Maximum aggregate number of the Ordinary Shares that may be issued upon exercise of all options to be granted under the plan	5,311,000
Maximum terms of options granted	5 years
2 years' service
Share-based payment arrangements
Number of years of service	2 years
Vesting (in percent)	50.00%
3 years' service
Share-based payment arrangements
Number of years of service	3 years
Vesting (in percent)	75.00%
4 years' service
Share-based payment arrangements
Number of years of service	4 years
Vesting (in percent)	100.00%
Prior to the recapitalization
Share-based payment arrangements
Exercise price	$ 0.7
After the recapitalization
Share-based payment arrangements
Number of Perfect Common Share that each stock option holder is entitled	5.65